Derivative Instruments and Hedging Activities	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities
The following table summarizes the fair values of derivative instruments recorded in the Company’s condensed consolidated balance sheets:

	Balance Sheet Location	June 30, 2016	December 31, 2015
Derivatives Designated as Hedging Instruments
2012 Interest rate caps	Other assets	$—	$0.2
Derivatives Not Designated as Hedging Instruments
2016 Interest rate caps	Accrued expenses	0.4	—
2016 Interest rate caps	Other long term liabilities	2.4	—
Fuel commodity derivatives	Accrued expenses	$6.4	$16.2
Total derivatives		$9.2	$16.0

The Company has not offset fair value of assets and liabilities recognized for its derivative instruments.
Interest Rate Caps
In December 2012, the Company entered into four interest rate cap agreements to hedge the risk of a rise in interest rates and associated cash flows on its variable rate debt. The Company recorded a premium of $5.0 in other assets in the condensed consolidated balance sheets and amortized the premium to interest expense based upon decreases in time value of the caps. Amortization expense for the six months ended June 30, 2016 and 2015 was $0.2 and $1.0, respectively. The notional amounts of the aggregated contracts were approximately $666.6 as of June 30, 2016 and expire in tranches through September 2016.
In May 2016, the Company entered into three interest rate cap agreements as economic hedges against the risk of a rise in interest rates and the associated cash flows on its variable rate debt. The Company will pay the $5.5 premium of the caps equally over eleven quarters beginning on March 31, 2017. The Company elected not to apply hedge accounting to these interest rate caps therefore changes in the fair value of the interest rate caps are recorded in other income (expense), net in the condensed consolidated statements of operations. The Company recorded losses of $2.8 for the six months ended June 30, 2016. The notional value of the contracts aggregated were $800 as of June 30, 2016 and will remain constant through maturity in September 2019.
Commodity Futures Contracts
The Company utilizes fuel derivative instruments (commodity futures contracts) as economic hedges of the risk that fuel prices will fluctuate. The Company has used financial derivative instruments for both short-term and long-term time frames and utilizes fixed price swap agreements to manage the identified risk. The Company does not enter into derivative financial instruments for trading or speculative purposes.
Changes in the fair value and settlements of the fuel derivative instruments are recorded in other income (expense), net in the condensed consolidated statements of operations and were $1.5 and ($0.2) for the six months ended June 30, 2016 and 2015, respectively. As of June 30, 2016, the Company has 6.7 gallons under fixed price derivative contracts with strike prices ranging from $2.20 to $2.64 per gallon. If the mean price of the high and the low exceeds the contract price per gallon, the Company receives the difference between the average price and the contract price (multiplied by the notional gallons) from the counterparty. If the mean average price is less than the contract price per gallon, the Company pays the difference to the counterparty.

Derivative Instruments and Hedging Activities
The following table summarizes the fair value of derivative instruments recorded in our consolidated balance sheets.

Derivatives Designated as Hedging Instruments	Balance Sheet Location	2015	2014
Interest rate caps	Other current assets	0.2	2.7
Derivatives Not Designated as Hedging Instruments
Fuel commodity derivatives	Other current liabilities	16.2	20.6
Fuel commodity derivatives	Other long-term liabilities	—	6.7
Total derivatives		$16.0	$24.6

We have not offset fair value amounts recognized for our derivative instruments.
Interest Rate Cap
In December 2012, the Company entered into four interest rate cap agreements to hedge the risk of a rise in interest rates and associated cash flows on the variable rate debt. The interest rate caps expire in various tranches through 2016. The Company recorded the premium of $5.0 in other assets in the consolidated balance sheet and amortizes the premium to interest expense based upon decreases in time value of the caps. Amortization expense was approximately $1.5, $2.1, and $1.3 for fiscal 2015, 2014, and 2013, respectively. The aggregate notional amounts of the contracts were approximately $695.2 at December 31, 2015 and expire in tranches through 2016.
Commodity Futures Contracts
The Company utilizes fuel derivative instruments (commodity futures contracts) as economic hedges of the risk that fuel prices will fluctuate. The Company has used financial derivative instruments for both short-term and long-term time frames and utilizes fixed swap price agreements to manage the identified risk. The Company does not enter into derivative financial instruments for trading or speculative purposes.

Changes in the fair value and settlements of the fuel derivative instruments are recorded in other (expense) income, net in the consolidated statements of operations. The market price of diesel fuel is unpredictable and can fluctuate significantly. Significant volatility in the price of fuel could adversely affect the business and reduce the Company’s operating margins. To manage a portion of that risk, the Company entered into commodity swap agreements that matured in 2015 for 23.8 gallons and mature in 2016 for 13.4 gallons at weighted average prices per gallon that range from $2.20 to $2.84 per gallon. If the mean price of the high and the low of the calculation period for Gulf Coast Ultra Low Sulfur diesel pipeline platts for a gallon of diesel fuel exceeds the contract price per gallon, the Company receives the difference between the average price and the contract price (multiplied by the notional gallons) from the counterparty. If the average price is less than the contract price per gallon, the Company pays the difference to the counterparty. The loss on the Company's fuel derivative contracts during 2015 and 2014 was $15.4 and $29.0, respectively which resulted in a loss in the consolidated statements of operations.